Supplement dated September 3, 2015 to the
Currently Effective Prospectus of
Advanced Series Trust, The Prudential Series Fund, and Prudential’s Gibraltar Fund, Inc.

This supplement should be read in conjunction with your Prospectus and should be retained for future reference.

Net asset values (NAVs) from August 24, 2015 to August 28, 2015 may have reflected Portfolio pricing and/or holdings as of a prior date and may not have been accurately reported due to the inability to receive timely and accurate NAVs from the Portfolio’s external provider. The Manager has been advised that the Portfolios’ external provider of NAVs commenced timely and accurate processing as of Monday, August 31, 2015. All NAVs from August 24, 2015 to August 28, 2015 have been received and account balances and transactions will be updated, as needed.

No action is required of contract owners in connection with their accounts.

Investment Company Name/Portfolio Name
Advanced Series Trust	The Prudential Series Fund
AST Academic Strategies Asset Allocation Portfolio	Conservative Balanced Portfolio
AST Balanced Asset Allocation Portfolio	Diversified Bond Portfolio
AST Bond Portfolio 2015	Flexible Managed Portfolio
AST Bond Portfolio 2016	Global Portfolio
AST Bond Portfolio 2017	Government Income Portfolio
AST Bond Portfolio 2018	High Yield Portfolio
AST Bond Portfolio 2019	Jennison 20/20 Focus Portfolio
AST Bond Portfolio 2020	Jennison Portfolio
AST Bond Portfolio 2021	Money Market Portfolio
AST Bond Portfolio 2022	Natural Resources Portfolio
AST Bond Portfolio 2023	Small Capitalization Stock Portfolio
AST Bond Portfolio 2024	SP Prudential U.S. Emerging Growth Portfolio
AST Bond Portfolio 2025	Stock Index Portfolio
AST Bond Portfolio 2026	Value Portfolio
AST Boston Partners Large-Cap Value Portfolio	Prudential’s Gibraltar Fund, Inc.
AST Capital Growth Asset Allocation Portfolio
AST Defensive Asset Allocation Portfolio
AST Investment Grade Bond Portfolio
AST Jennison Large-Cap Growth Portfolio
AST Managed Fixed Income Portfolio
AST Preservation Asset Allocation Portfolio
AST Prudential Core Bond
AST Prudential Flexible Multi-Strategy Portfolio
AST Quantitative Modeling Portfolio

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